UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Courtney R. Taylor
Capital Research and Management Company
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Annual report

October 31, 2010

Capital Core Municipal Fund

Capital Short-Term Municipal Fund

Capital California Core Municipal Fund

Capital California Short-Term Municipal Fund

Capital Core Bond Fund

Capital Private Client Services Funds
Investment Adviser’s Report
October 31, 2010 (unaudited)

Dear Shareholder:

We are pleased to present this first annual report for the Capital Private Client Services Funds. Given that all five funds were launched last April, we don’t have a full year of results just yet. However, we will use this opportunity to discuss our overall outlook on the fixed-income markets and talk about how we are currently positioning the portfolios.

Demand for fixed-income securities remained strong during the period, driving prices modestly higher and yields lower across both the taxable and municipal markets. This has been a consistent trend over the past year, with investors looking for higher yields than cash provides and shunning what they consider to be riskier assets for the perceived safety of bonds.

Though results over such a short period really aren’t that meaningful, all five of the Capital Private Client Services Funds have shown gains since inception. You will find more detailed numbers elsewhere in this report. It is worth noting that most funds looked different from their underlying indexes during the period, as we have been patient in getting the portfolios invested, defensive in our positioning, shorter in duration and very selective in adding new issues.

We continue to structure portfolios opportunistically along the yield curve to manage risk, in an effort to achieve optimal results in the current environment. Although interest rates may remain low for some time, we are keeping portfolio durations at levels below our normal targets. In our view, the negative impact of a potential rise in rates would be more damaging than the incremental yield is worth. We don’t believe investors are being compensated enough to go out longer on the yield curve right now. At the same time, we are only interested in holding higher-quality issues and are willing to maintain elevated levels of cash if such securities are unavailable.

Holdings in the municipal portfolios generally must be backed by clearly identifiable revenue streams, such as airports, hospitals, water districts and other utilities. Many municipalities and state governments have been addressing fiscal imbalances through tough adjustments in spending and taxes. We believe these measures should burnish the prospects for municipal bonds. Still, we have largely been avoiding local general obligation bonds.

In terms of corporate securities, we favor issues from companies with strong underlying balance sheets and sustainable, positive cash flows. The portfolio is highly diversified among issuers and sectors, because we view this as essential to managing risk exposure.

Our research led us to make subtle shifts during the quarter. For instance, we moved some holdings in the Capital Core Bond Fund into 15-year mortgage-backed securities, which should perform better if interest rates do move higher. We have a modest weighting in corporate bonds and instead favored Treasury, agency and mortgage-backed securities.

Though yields seem awfully low right now, when measured against inflation they are actually in a relatively normal range. What’s more, it’s important to remember the purpose of bonds in a balanced portfolio: to seek to preserve capital, provide readily available liquidity, generate income and offset equity volatility. As a result, from our perspective, even at lower yields, fixed-income securities remain attractive.

Thank you for being a shareholder in the funds.

Sincerely yours,

/s/ John B. Emerson

John B. Emerson
President

/s/ John R. Queen

John R. Queen
Senior Vice President and Portfolio Manager

Capital Core Municipal Fund
October 31, 2010

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2010, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Core Municipal Fund2	Barclays Capital 1-10 Year Inter-Short Muni Index1
4/13/2010	$10,000	$10,000
4/30/2010	10,042	10,063
5/31/2010	10,112	10,131
6/30/2010	10,127	10,159
7/31/2010	10,252	10,280
8/31/2010	10,438	10,421
9/30/2010	10,396	10,380
10/31/2010	10,363	10,379
[end mountain chart]
1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	23.22%
AA/Aa	50.66
A/A2	20.91
BAA/Baa	4.01
Unrated	1.20

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Municipal Fund
Schedule of Investments October 31, 2010

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 97.27%
Alabama - 2.56%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,159.43%
5.00%, 05/01/17	1,000	1,181.44
Courtland Industrial Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,130.79
Mobile Ind. Dev. Board, Pollution Control, Industrial Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,240.84
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	164.06

		6,874	2.56

Alaska - 0.08%
Alaska Ind. Dev. & Export Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 04/01/13	100	110.04
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	106.04

		216.08

Arizona - 4.13%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.13%, 02/01/421	140	128.05
Arizona School Facs. Board, School Imps. Certs. of Part., Lease Rev. Bonds, 5.00%, 09/01/14	200	224.08
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	103.04
City of Phoenix, G.O. Public Imps. Prop. Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100), 5.375%, 07/01/13	300	325.12
Glendale Industrial Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,124.42
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12@ 100), 5.00%, 07/01/251	100	105.04
Phoenix Civic Imps. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,143.42
5.00%, 07/01/20	2,800	3,181	1.18
Phoenix Civic Imps. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series C, 4.50%, 07/01/22	300	319.12
Phoenix Civic Imps. Corp., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, 5.50%, 07/01/24	125	143.05
Phoenix Civic Imps. Corp., Water Util. Imps. Rev. Bond, Series A, 5.00%, 07/01/23	300	340.13
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	500	584.22
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,186	1.19
Tangerine Farms Road Imps. Dist, Public Imps. Special Assessment Bonds, 4.60%, 01/01/26	200	199.07

		11,104	4.13

California - 7.65%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,515.56
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	111.04
Bay Area Toll Auth., Highway Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	136.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	851.32
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,054.39
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	1,665	1,948.73
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,336.87
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	109.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,291.85
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	115.04
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,063.40
City of Los Angeles, Solid Waste Mgmt. Rev. Ref. Bonds, Rev. Bonds, Series A, 5.00%, 06/01/11	100	103.04
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	200	227.09
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	107.04
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	100	117.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	113.04
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 07/01/25	100	111.04
Northern California Gas Auth., Natural Gas Util. Imps. Rev. Bonds, 0.824%, 07/01/191	100	78.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,166.81
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	107.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,188.82
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	500	507.19
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	2,000	2,309.86
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/18	100	117.04
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	206.08
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	100	113.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	116.04
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	106.04
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.25%, 01/01/24	200	220.08

		20,545	7.65

Colorado - 1.27%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 11/15/16	200	231.09
5.25%, 11/15/28	200	218.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	200	228.08
Colorado Health Facs. Auth. Rev. Ref. Bonds, 5.00%, 11/15/13	150	163.06
Colorado Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Escrowed to Maturity), 5.00%, 03/01/11	100	102.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	139.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,239.83
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-6 (Mandatory Put 11/10/10 @ 100), 3.95%, 09/01/361	100	100.04

		3,420	1.27

Connecticut - 0.97%
Connecticut State Health & Edu. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series A-3 (Mandatory Put 02/07/13 @ 100), 4.00%, 07/01/491	700	753.28
State of Connecticut, G.O. Public Imps. Prop. Tax Rev. Bonds, Series C, 4.50%, 06/01/22	300	327.12
State of Connecticut, G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 04/15/12 @ 100), 5.375%, 04/15/20	775	831.31
State of Connecticut, Misc. Rev. Ref. Bonds, Series C:
5.00%, 10/01/11	100	104.04
5.00%, 10/01/22	500	582.22

		2,597.97

District of Columbia - 1.90%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	1,250	1,433.53
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series C, 5.00%, 12/01/13	100	113.04
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	200	216.08
5.00%, 10/01/17	200	235.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A:
3.50%, 10/01/18	2,500	2,647.99
5.00%, 10/01/20	200	232.09
Washington Convention Center Auth., Hotel Occupancy Tax, Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	226.08

		5,102	1.90

Florida - 15.31%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	700	753.28
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	635	682.25
Citizens Prop. Insurance Corp., Misc. Cash Flow Mgmt. Rev. Bonds:
5.00%, 06/01/13	850	899.34
6.00%, 06/01/16	300	337.13
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.25%, 06/01/17	2,000	2,163.81
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	112.04
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,353.50
5.00%, 11/15/17	2,000	2,251.84
County of Broward, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series A, 2.40%, 10/01/14	100	104.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,241.46
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	325.12
County of Polk, Misc. Fuel Sales Tax Rev. Ref. Bonds (AGM Insured), 5.00%, 12/01/251	250	251.09
County of St. Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116.04
Florida Housing Fin. Corp., GTD Rev. Bonds, Series B, 4.50%, 01/01/29	1,350	1,458.54
Florida Housing Fin. Corp., State Funded Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	1,000	1,086.40
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	2,000	2,203.82
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A:
5.00%, 07/01/14	150	163.06
5.00%, 07/01/15	1,400	1,540.57
Florida State Board of Edu., G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,267.84
Florida State Board of Edu., G.O. School Imps. Rev. Bonds, Series D, 5.00%, 06/01/12	380	406.15
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	606.23
5.00%, 07/01/16	2,000	2,333.87
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Bonds, Series B, 5.00%, 07/01/19	1,450	1,666.62
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,079.40
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series B (NATL-RE Insured), 5.00%, 07/01/11	100	103.04
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,140.43
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/13	100	105.04
3.00%, 01/15/14	100	106.04
5.00%, 01/15/20	300	349.13
5.00%, 01/15/23	200	226.08
Fort Pierce Util. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	220.08
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,086.78
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	218.08
JEA, Energy Res. Auth. Rev. Ref. Bonds, Series D-1, 3.00%, 10/01/19	2,650	2,639.98
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	400	419.16
Miami Dade County Expressway Auth., Highway Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,529.57
Miami Dade County Expressway Auth., Highway Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	444.17
3.00%, 07/01/16	2,050	2,126.79
Miami-Dade County School Board, School Imps. Certs. of Part. Rev. Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 10/01/12	100	106.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	108.04
5.00%, 10/01/13	1,000	1,122.42
5.00%, 10/01/13	500	561.21
5.00%, 10/01/17	1,000	1,185.44
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	225.08
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 05/01/21	275	292.11
St. Johns County School Board, Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	210.08

		41,137	15.31

Georgia - 4.00%
Burke County Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.95%, 11/01/481	200	203.08
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	361.13
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,082.77
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	200	215.08
Georgia Higher Edu. Facs. Auth., College & Univ. Imps Rev. Bonds, 6.00%, 06/15/28	300	339.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 06/01/12	600	642.24
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	107.04
5.00%, 06/01/18	400	475.18
Gwinnett County Dev. Auth., Lease, Ref. Bonds, Certs. of Part. Lease Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	116.04
Main Street Natural Gas Inc., Rev. Bonds, Series B, 5.00%, 03/15/12	125	130.05
Milledgeville & Baldwin County Dev. Auth. College & Univ. Imps. Rev. Bonds (Escrowed to Maturity), 4.50%, 09/01/11	375	388.14
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,159.43
Muni. Electric Auth. of Georgia, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series D, 4.00%, 01/01/12	300	311.12
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.04
State of Georgia, G.O. College & Univ. Imps. Bonds, Series D, 5.00%, 05/01/27	100	113.04
State of Georgia, G.O. General Fund, Public Imps. Bonds, Series B, 5.00%, 07/01/24	250	285.11
State of Georgia, G.O. Prop. Tax Ref. Bonds, Series I:
5.00%, 07/01/18	500	606.22
5.00%, 07/01/21	2,000	2,433.91
State of Georgia, G.O. Prop. Tax, College & Univ. Imps. Bonds, Series D, 4.00%, 05/01/11	100	102.04
Thomasville Hospital Auth. Rev. Bonds, 3.25%, 11/01/14	540	558.21

		10,735	4.00

Hawaii - 0.76%
City & County of Honolulu, G.O., Prop. Tax, Ref. Bonds, Series A, 2.75%, 04/01/14	200	212.08
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	719.27
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/22	300	333.12
5.25%, 07/01/23	700	792.29

		2,056.76

Illinois - 4.94%
Chicago Board of Edu., G.O., Prop. Tax, Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	112.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,805.67
City of Chicago, Port, Airport & Marina Imps., Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,122.42
Cook Kane Lake & McHenry Counties Comm. College Dist. No. 512, G.O. College & Univ. Imps. Bonds, Series A, 5.00%, 12/01/24	500	563.21
County of Cook, G.O., Prop. Tax, Ref. Bonds, Series A, 4.50%, 11/15/13	100	109.04
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	304.11
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 10/01/22	200	212.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100) (XLCA Insured), 3.50%, 10/01/271	200	201.07
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	200	212.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	114.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	103.04
Illinois Fin. Auth., Health Care Facs., Rev. Ref. Bonds, Series B, 4.70%, 08/15/12	50	50.02
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	256.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	95	100.04
4.10%, 07/01/13	330	350.13
Illinois State Toll Highway Auth., Highway Imps., Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,144.43
Illinois State Toll Highway Auth., Highway Rev. Tolls Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,273.85
Metropolitan Pier & Exposition Auth., Port Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	107.04
5.375%, 06/01/13	100	111.04
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,179.81
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,730.64
University of Illinois, Certs. of Part., Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	$108.04

		13,265	4.94

Indiana - 1.49%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A:
4.00%, 02/01/11	200	202.08
5.50%, 08/01/11	100	104.04
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 04/01/11), 5.00%, 10/01/271	125	127.05
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.25%, 11/01/28	100	106.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	107.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,455.54
Indiana Fin. Auth., Health Care Facs., Series D, 5.50%, 11/15/11	100	101.04
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	325.12
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 06/01/11	100	103.04
5.00%, 06/01/12	400	429.16
5.25%, 06/01/20	100	119.04
Indiana Univ., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 06/01/38	200	212.08
Indianapolis Local Public Imps. Bond Bank, Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100) (NATL-RE Insured), 5.50%, 07/01/14	300	325.12
Purdue Univ., Certs. of Part., Rev. Ref. Bonds, 5.00%, 07/01/15	150	174.06
Southwest Allen Multi School Building Corp., School Imps. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.00%, 07/15/11	100	102.04

		3,991	1.49

Iowa - 0.30%
City of Iowa City, Sewer Rev. Ref. Bonds, Series A (FSA Insured), 4.50%, 07/01/19	100	111.04
City of Sioux City, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 4.00%, 06/01/18	100	110.04
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	359.14
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	200	219.08

		799.30

Kansas - 0.12%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	200	214.08
Kansas State Dept. of Transportation, Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	118.04

		332.12

Kentucky - 1.19%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 1.1127%, 05/01/201	2,000	2,003.74
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,100	1,200.45

		3,203	1.19

Louisiana - 0.67%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	207.08
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	338.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	251.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	1,000	1,001.37

		1,797.67

Maryland - 0.34%
State of Maryland, G.O. College & Univ. Imps. Bonds, Series C, 5.00%, 03/01/15	100	117.04
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	117.04
State of Maryland, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 11/01/19	300	365.14
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	106.04
Washington Suburban Sanitation Dist., G.O. Water Util. Imps. Rev. Ref. Bonds, Series A, 4.00%, 06/01/13	200	217.08

		922.34

Massachusetts - 1.86%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	189.07
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	400	460.17
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 03/01/15 @ 100), 5.00%, 03/01/22	100	117.04
Massachusetts Bay Transportation Auth. Transit Imps. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	118.05
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,111.41
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 5.25%, 08/15/23	100	115.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,175.44
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
5.00%, 11/15/14	200	232.09
5.00%, 12/15/25	100	116.04
Massachusetts Health & Edu. Facs. Auth., Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	107.04
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	900	912.34
Massachusetts Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	115.04
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bonds, Series 14, 5.00%, 08/01/20	100	119.05
Massachusetts Water Res. Auth. Water Rev. Ref. Bonds, Series B, 5.00%, 08/01/22	100	114.04

		5,000	1.86

Michigan - 1.35%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	400	420.16
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/15/13	100	104.04
5.25%, 11/15/24	200	208.08
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,782.66
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	330.12
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	105.04
5.00%, 04/01/16	300	353.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	224.08
Wayne State University, College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	115.04

		3,641	1.35

Minnesota - 0.61%
Minnesota Housing Finance Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	1,000	1,073.40
State of Minnesota, G.O. Public Imps. Prop. Tax Bonds, Series H:
5.00%, 11/01/13	400	451.17
5.00%, 11/01/16	100	120.04

		1,644.61

Mississippi - 0.94%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Ref. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,250	2,532.94

		2,532.94

Missouri - 0.32%
I-470 & 350 Transportation Dev. Dist., Sales Tax Rev. Ref. Bonds (RADIAN Insured), 4.60%, 06/01/29	80	77.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	209.08
Missouri Highway & Transportation Commission, Highway Imps. Rev. Bonds, Series A, 5.00%, 05/01/24	300	343.13
Missouri State Environment & Energy Res. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	121.04
Missouri State Health & Edu. Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	103.04

		853.32

Nevada - 3.47%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	118.04
County of Clark, Port Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	373.14
County of Clark, Port Airport & Marina Imps. Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,600.60
County of Clark, Port Airport & Marina Rev. Ref. Notes, Series E-2, 5.00%, 07/01/12	3,350	3,545	1.32
County of Clark, Sales Tax Rev. Ref. Bonds, Series B, 4.00%, 07/01/18	2,000	2,195.82
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,489.55

		9,320	3.47

New Jersey - 3.34%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,099.41
5.00%, 12/15/17	2,000	2,310.86
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K:
5.00%, 07/01/13	100	112.04
5.00%, 07/01/14	100	115.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	109.04
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,111.41
5.00%, 12/01/17	1,420	1,572.59
New Jersey State Turnpike Auth, Highway Imps. Rev. Bonds, Series E, 5.00%, 01/01/28	100	104.04
New Jersey Transportation Trust Fund Auth., Transit Imps. Rev. Ref. Bonds, Series A, 5.375%, 12/15/25	100	109.04
New Jersey Transportation Trust Fund Auth., Transit. Imps. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,336.87

		8,977	3.34

New Mexico - 0.58%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (St. Aid Withhldg. Insured), 4.00%, 08/01/11	100	103.04
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.928%, 12/01/281	1,450	1,448.54

		1,551.58

New York - 5.25%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,339.87
City of New York, G.O. Prop. Tax Ref. Bonds, Series G, 5.00%, 08/01/22	2,000	2,200.82
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	110.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,408.52
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,109.79
New York City Health & Hospital Corp., Health Care Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,286.85
New York City Transitional Fin. Auth. School Imps. Misc. Rev. Ref. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	115.04
New York City Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series B:
5.00%, 11/01/18	100	119.05
5.25%, 02/01/29	125	126.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,679	1.00
New York State Dormitory Auth., Health Care Facs. Rev. Bonds, Series A, 5.00%, 02/15/16	300	350.13
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Rev Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	100	113.04
New York State Urban Dev. Corp., Correctional Facs. Imps. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 01/01/11 @ 100 / Pre-refunded with St. & Loc. Govt. Series to 01/01/11 @ 100), 5.50%, 01/01/171	140	141.05

		14,095	5.25

North Carolina - 1.76%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	127.05
City of Charlotte, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	233.09
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	400	431.16
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.50%, 01/01/11	125	126.05
North Carolina Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	200.07
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,935	1.09
State of North Carolina, Highway Imps. Rev. Bond, 5.00%, 03/01/13	100	110.04
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	356.13
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	213.08

		4,731	1.76

Ohio - 3.17%
Buckeye Tobacco Settlement Fncg. Auth., Misc. Purposes Rev. Bonds, Series A-2, 5.125%, 06/01/24	395	345.13
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,128.42
5.00%, 09/01/19	2,000	2,252.84
5.00%, 09/01/20	1,030	1,148.42
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,129.42
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	101.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,771.66
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A:
3.00%, 02/15/11	100	101.04
5.00%, 02/15/13	500	548.20

		8,523	3.17

Oklahoma - 0.08%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	215.08

		215.08

Oregon - 0.42%
Oregon State Dept. of Administrative Services., Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,129.42

		1,129.42

Pennsylvania - 3.71%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,406	1.27
Pennsylvania Higher Educ. Facs. Auth., College & Univ. Imps Rev. Bonds, Series AJ, 3.00%, 06/15/11	200	203.08
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	229.08
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	104.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/12	750	804.30
5.00%, 06/15/17	1,500	1,773.66
5.00%, 06/15/20	200	232.09
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	105.04
5.00%, 03/01/14	200	227.08
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,949.72
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	334.12
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.50%, 09/15/20	300	363.14
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	232.09

		9,961	3.71

Puerto Rico - 0.21%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	109.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	135.05
Puerto Rico Sales Tax Fncg. Auth. Corp., Public Imps. Sales Tax Rev. Bonds, Series A, 5.25%, 08/01/27	300	319.12

		563.21

Rhode Island - 0.95%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	534.20
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	2,000	2,021.75

		2,555.95

South Carolina - 1.27%
Greenville County Public Facs. Corp., Certs. of Part. Ref. Bonds (AMBAC Insured), 4.90%, 04/01/16	100	103.04
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 1010), 5.50%, 12/01/28	300	334.12
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds:
3.50%, 08/01/13	125	128.05
5.00%, 08/01/18	1,025	1,092.41
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	132.05
South Carolina State Public Service Auth., Energy Res. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,517.56
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	113.04

		3,419	1.27

South Dakota - 0.05%
South Dakota Housing Dev. Auth., Multiple Purpose Rev. Ref. Bonds, Series A (AGM Insured), 4.30%, 11/01/10	145	145.05

		145.05

Tennessee - 0.74%
City of Memphis, Elec., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/18	100	119.04
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	125	144.05
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	200	203.08
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series B, 3.00%, 11/01/19	200	210.08
State of Tennessee, G.O. Property Tax, Rev. Ref. Notes, Series C, 5.00%, 05/01/21	100	115.04
Tennessee Housing Dev. Agcy., State Funded Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,088.41
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	102.04

		1,981.74

Texas - 9.88%
Aldine Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 4.50%, 02/15/16	445	512.19
Austin Comm. College Dist., College & Univ. Imps. Rev. Bonds, 5.25%, 08/01/18	250	296.11
Bexar Metropolitan Water Dist., Water Rev. Ref. Bonds., 5.00%, 05/01/17	200	224.08
City of Dallas, Water & Waste Mgmt. Rev. Ref. Bonds, 4.00%, 10/01/12	400	427.16
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.125%, 07/01/27	200	216.08
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	159.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,787.67
City of Plano, G.O. Public Imps. Rev. Bonds, 4.00%, 09/01/17	100	111.04
City of San Antonio, Energy Res. Auth. Imps. Rev. Ref. Bonds:
5.00%, 02/01/18	100	117.04
5.375%, 02/01/15	100	117.05
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 02/01/17	2,000	2,369.88
5.25%, 02/01/11	100	101.04
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 02/01/19	300	357.13
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 02/01/21	220	246.09
City of San Antonio, Water Util. Imps. Rev. Bonds, 3.00%, 05/15/13	100	106.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	119.05
County of Harris, Highway Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	113.04
Dallas Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 6.00%, 02/15/27	500	590.22
Dallas Tex Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,805.67
4.00%, 12/01/16	955	1,081.40
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	109.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	517.19
5.00%, 11/15/18	275	320.12
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	105.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.975%, 07/01/311	325	325.12
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	117.04
Hurst-Euless-Bedford Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 08/15/20	300	360.14
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	113.04
5.00%, 05/15/18	1,000	1,166.44
Mesquite Independent School Dist., G.O. Ref. Bonds (PSF-GTD Insured), 5.00%, 08/15/14	50	57.02
North Texas Tollway Auth., Highway Imps. Misc. Rev. Ref. Bonds, Series A, 6.00%, 01/01/19	100	117.04
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/151	100	116.04
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	114.04
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 01/01/21	100	114.04
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	110.04
State of Texas, Cash Flow Mgmt. Misc. Rev. Note, 2.00%, 08/31/11	4,000	4,056	1.51
State of Texas, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 04/01/13	100	110.04
State of Texas, G.O. Water Util. Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/14	100	107.04
State of Texas, G.O., Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,647.99
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	180.07
5.00%, 02/15/14	100	110.04
5.00%, 02/15/23	180	187.07
5.00%, 08/15/23	100	104.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,606.60
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/16	650	763.29
5.00%, 03/15/22	100	112.04
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	300	352.13
Texas Water Dev. Board, Water Ultil. Imps. Rev. Bonds, Series A-1, 5.00%, 07/15/21	100	117.04
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B:
5.25%, 07/15/22	600	686.26
5.25%, 07/15/25	175	197.07
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	113.04
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	108.04
Univ. of Texas, College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/15	135	158.06
Univ. of Texas, College & Univ. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	115.04
Weslaco Independent School Dist., G.O. Prop. Tax, Ref. Bonds (PSF-GTD Insured), 5.00%, 02/15/20	100	112.04

		26,553	9.88

Utah - 1.01%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	113.04
5.00%, 07/01/16	200	225.08
State of Utah, G.O. Highway Imps. Prop. Tax Bonds, Series A, 5.00%, 07/01/16	1,300	1,553.58
State of Utah, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 07/01/15	400	471.18
Utah Transit Auth., Sales Tax Rev. Bonds, Series A, 5.00%, 06/15/20	300	348.13

		2,710	1.01

Virginia - 2.49%
City of Richmond, Multiple Util. Imps. Rev. Ref. Bonds, 4.30%, 01/15/24	300	319.12
County of Fairfax, G.O. Prop. Tax Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	242.09
County of Loudoun, G.O. Prop. Tax Ref. Bonds, Series. A, 5.00%, 12/01/21	700	843.31
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	287.11
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	200	203.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	216.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 09/01/14	100	115.04
5.00%, 09/01/23	200	227.08
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	108.04
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series B, 5.25%, 08/01/23	300	347.13
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,020.38
Virginia Ress. Auth., Misc. Purpose Water Rev. Bonds, Series B, 5.00%, 10/01/23	2,055	2,416.90
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	110.04
Virginia Ress. Auth., Res. Recovery Imps. Misc. Rev. Bonds, 5.00%, 11/01/14	200	232.09

		6,685	2.49

Washington - 4.89%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B:
4.00%, 02/01/13	1,000	1,075.40
5.00%, 02/01/15	2,000	2,310.86
Clark County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 01/01/11	200	201.08
County of King, G.O. Solid Waste Mgmt. Imps. Prop. Tax Rev. Bonds, 5.00%, 01/01/15	300	347.13
Energy Northwest Wash Elec. Rev, Series C, 5.00%, 07/01/22	100	110.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	450	515.19
5.00%, 07/01/14	300	343.13
5.00%, 07/01/14	100	114.04
5.00%, 07/01/18	300	359.13
5.25%, 07/01/18	175	212.08
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,609.60
Grays Harbor County Public Util. Dist. No. 1, Energy Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	170.06
King County Public Hospital Dist. No. 2, G.O. Health Care Facs. Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 12/01/18	200	223.08
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	109.04
Port of Seattle, Port, Airport & Marina Imps. Rev. Ref. Bonds, 5.00%, 06/01/16	1,500	1,736.65
Snohomish County Public Util. Dist. No 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	105.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/13	1,500	1,692.63
State of Washington, G.O. Highway Imps. Fuel Sales Tax Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	113.04
State of Washington, G.O. Highway Imps. Sales Tax Rev. Bonds, Series 2010 B, 5.00%, 08/01/28	100	111.04
State of Washington, G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 07/01/22	300	340.13
State of Washington, G.O. Transit Imps. Prop. Sales Tax Rev. Bonds, Series C, 5.00%, 02/01/26	100	111.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,248.46

		13,153	4.89

Wisconsin - 1.24%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,316.49
State of Wisconsin, G.O. Public Imps. Prop. Tax Bonds, Series C, 4.00%, 05/01/15	100	112.04
State of Wisconsin, General Fund, Ref. Bonds, Series A (St. Approp. Insured):
3.00%, 05/01/11	200	202.07
5.00%, 05/01/18	700	821.31
State of Wisconsin, Highway Imps. Rev. Bonds, Series A, 5.00%, 07/01/28	100	109.04
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	230.09
State of Wisconsin, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series 3:
5.00%, 06/01/11	100	103.04
5.125%, 06/01/26	300	336.12
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	106.04

		3,335	1.24

Total bonds & notes (cost: $ 256,199)		261,366	97.27

Short-term securities - 3.26%
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds (NATL-RE Insured), 0.35%, 06/01/341	500	500.19
State of Colorado, Colorado Educ. & Cultural Facs. Auth., Recreational Rev. Ref. Bonds, 0.28%, 07/01/361	200	200.08
State of Florida, Jacksonville Health Facs. Auth., Health Care Facs. Auth. Imps. Rev. Bonds, 0.27%, 08/15/331	800	800.30
State of Florida, Lee Memorial Health System, Health Care Facs. Auth. Imps. Rev. Bonds, Series B, 0.30%, 04/01/331	3,340	3,340	1.24
State of North Carolina, North Carolina Medical Care Commission, Health Care Facs. Rev. Ref. Bonds:
0.33%, 10/01/371	1,665	1,665.62
0.30%, 10/01/371	245	245.09
State of Ohio, College & Univ. Rev. Ref. Bonds, 0.29%, 12/01/441	600	600.22
State of Oregon, G.O. Property Tax Ref. Bonds, Series 85, 0.27%, 06/01/411	1,000	1,000.37
State of Rhode Island, Rhode Island Health & Educ. Bldg. Corp., Private Schools Rev. Bonds, 0.40%, 10/01/311	400	400.15

Total short-term securities (cost: $ 8,750)		8,750	3.26

Total investment securities (cost: $264,949)		270,116	100.53
Other assets less liabilities		(1,414)	(0.53)

Net assets		$268,702	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Elec.	= Electricity
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Redev.	= Redevelopment
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding
XLCA	= Xl Capital Assurance

Capital Short-Term Municipal Fund
October 31, 2010

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2010, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Short-Term Municipal Fund2	Barclays Capital 1-5 Year Short Municipal Index1
4/13/2010	$10,000	$10,000
4/30/2010	10,021	10,036
5/31/2010	10,066	10,078
6/30/2010	10,083	10,102
7/31/2010	10,160	10,182
8/31/2010	10,238	10,234
9/30/2010	10,218	10,210
10/31/2010	10,217	10,218
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
 2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	30.05%
AA/Aa	48.34
A/A2	16.56
Unrated	5.05

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Short-Term Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.69%
Alabama - 2.55%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,159	1.30%
Mobile Ind. Dev. Board, Pollution Control, Industrial Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,120	1.25

		2,279	2.55

Arizona - 5.32%
Arizona School Facs. Board, Certs of Part., Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	413.46
Arizona School Facs. Board, School Imps. Certs. of Part., Lease Rev. Bonds, 5.00%, 09/01/14	100	112.13
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 07/01/12 @ 100), 5.25%, 07/01/14	400	432.48
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,759	3.08
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,045	1.17

		4,761	5.32

California - 5.43%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	484.54
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,149	1.28
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	652.73
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	537.60
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	519.58
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	656.73
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	864.97

		4,861	5.43

Colorado - 1.98%
Arapahoe County School Dist., G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	105.12
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,115	1.25
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	549.61

		1,769	1.98

Connecticut - 0.55%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	495.55

		495.55

District of Columbia - 1.60%
Dist. of Columbia Housing Fin. Agcy., Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	110.12
Dist. of Columbia, Misc. Imps. Rev. Bonds, Series A, 5.00%, 12/01/12	100	109.12
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Ref. Rev. Bonds, Series B, 3.00%, 10/01/13	100	106.12
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,108	1.24

		1,433	1.60

Florida - 11.66%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	300	323.36
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,065	1.19
5.00%, 06/01/16	750	805.90
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	416.47
5.00%, 11/15/15	750	841.94
County of Miami-Dade Florida, Port, Airport & Marina Imps., Rev. Bonds, Series B, 4.00%, 10/01/14	250	270.30
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,626	1.82
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	190	209.23
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A, 5.00%, 07/01/15	1,450	1,595	1.78
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	450	519.58
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,140	1.27
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	106.12
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	105.12
Miami-Dade County Expressway Auth., Highway Imps. Ref. Rev. Bonds, Series A (AGM Insured), 2.00%, 07/01/13	825	841.94
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	575.64

		10,436	11.66

Georgia - 0.43%
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	40	41.05
State of Georgia, G.O. Prop. Tax, College & Univ. Imps. Bonds, Series D, 4.00%, 05/01/11	125	128.14
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	215.24

		384.43

Hawaii - 0.13%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	115.13

		115.13

Idaho - 1.30%
State of Idaho, G.O. Prop. Tax Rev. Bonds, 2.00%, 06/30/11	1,150	1,163	1.30

		1,163	1.30

Illinois - 7.40%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	371.41
4.00%, 01/01/16	1,000	1,083	1.21
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @100), 5.00%, 01/01/341	450	497.56
Illinois Fin. Auth., College & Univ. Imps. Ref. Rev. Bonds, Series B-1 (Mandatory Put 02/14/13 @ 100), 1.125%, 07/01/361	1,000	1,004	1.12
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,121	1.25
Illinois State Toll Highway Auth., Highway Rev. Tolls Ref. Bonds, Series A, 5.50%, 01/01/15	700	816.91
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	112.13
State of Illinois, Misc. Taxes, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	80	82.09
State of Illinois, Public Imps. Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,539	1.72

		6,625	7.40

Indiana - 0.39%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	243.27
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	103.12

		346.39

Kansas - 0.56%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	268.30
Kansas State Dept. of Transportation, Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	235.26

		503.56

Kentucky - 1.05%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.95%, 05/01/201	500	501.56
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	400	436.49

		937	1.05

Louisiana - 0.68%
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	110.12
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	500	501.56

		611.68

Massachusetts - 0.79%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	115.13
Commonwealth of Massachusetts, G.O. Misc. Taxes, Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	112.12
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	116.13
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253.28
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bonds, Series 14, 5.00%, 08/01/14	100	115.13

		711.79

Michigan - 1.87%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	504.57
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,166	1.30

		1,670	1.87

Minnesota - 0.60%
State of Minnesota, G.O. Prop. Tax Ref. Bonds, Series D, 5.00%, 08/01/16	450	537.60

		537.60

Nevada - 3.08%
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	510.57
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,248	2.51

		2,758	3.08

New Jersey - 5.17%
New Jersey Econ. Dev. Auth., School Fac. Construction Lease Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,155	1.29
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	115.13
New Jersey Health Care Facs. Fncg. Auth., Ref. Rev. Bonds, 4.00%, 07/01/14	500	534.60
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,099	1.23
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	555.62
New Jersey Transportation Trust Fund Auth., Transit. Imps. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,168	1.30

		4,626	5.17

New Mexico - 0.56%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.928%, 12/01/281	500	499.56

		499.56

New York - 3.76%
City of New York, G.O. Prop. Tax, Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,156	1.29
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,152	1.29
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	455.51
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	218.24
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	381.43

		3,362	3.76

North Carolina - 1.85%
City of Fayetteville, Multiple Util. Imps. Ref. Rev. Bonds, Series A, 5.00%, 03/01/14	100	113.13
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	162.18
North Carolina Eastern Municipal Power Agency, Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	425	486.54
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	631.70
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	266.30

		1,658	1.85

Ohio - 2.44%
County of Allen, Health Care Imps., Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,117	1.25
5.00%, 09/01/15	500	561.63
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A, 3.00%, 02/15/11	500	504.56

		2,182	2.44

Oklahoma - 0.58%
Oklahoma Muni. Power Auth., Energy Res. Auth. Ref. Rev. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 1.03%, 01/01/231	525	519.58

		519.58

Pennsylvania - 4.37%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,135	1.27
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Ref. Bonds, 5.00%, 06/15/15	750	871.97
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/12	250	268.30
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	255.29
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	263.29
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,117	1.25

		3,909	4.37

Puerto Rico - 0.69%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	550	621.69

		621.69

Rhode Island - 1.13%
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	1,000	1,010	1.13

		1,010	1.13

South Carolina - 0.85%
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	132.15
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	518.58
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	113.12

		763.85

Tennessee - 0.38%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	116.13
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	125	127.14
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	102.11

		345.38

Texas - 10.33%
Bexar County Hospital Dist., G.O. Prop. Tax, Health Care Facs. Imps. Rev. Bonds, 3.50%, 02/15/13	200	212.24
City of San Antonio, Water Util. Imps. Ref. Rev. Bonds, 3.00%, 05/15/14	100	107.12
County of Harris, Highway Imps. Toll Prop. Tax Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	544.61
Dallas Area Rapid Transit, Sales Tax Ref. Rev. Bonds, Series A, 5.00%, 12/01/14	875	1,012	1.13
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.975%, 07/01/311	200	200.22
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 05/15/14	300	338.38
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Notes, 5.00%, 05/15/15	500	572.64
North Texas Tollway Auth., Highway Rev. Tolls, Ref. Rev. Bonds, Series A, 5.00%, 01/01/12	200	209.23
Plano Independent School Dist., G.O. Prop. Tax, School Imps. Bonds, Series A, 5.00%, 02/15/14	100	113.13
State of Texas, Cash Flow Mgmt. Misc. Rev. Note, 2.00%, 08/31/11	2,500	2,535	2.83
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	750.84
Texas State Univ. Systems, College & Univ. Rev. Ref. Bonds:
5.00%, 03/15/13	200	220.25
5.00%, 03/15/15	715	828.92
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	264.29
Univ. of Texas, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,119	1.25
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series E, 4.00%, 08/15/15	200	226.25

		9,249	10.33

Utah - 0.71%
State of Utah, G.O. Prop. Tax, Highway Imps. Bonds, Series A:
5.00%, 07/01/11	100	103.12
5.00%, 07/01/15	450	530.59

		633.71

Virginia - 0.75%
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	250	254.29
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	108.12
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	306.34

		668.75

Washington - 3.69%
Port of Seattle Washington, Port, Airport & Marina Ref. Rev. Bonds, 5.00%, 06/01/14	750	845.94
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	564.63
5.00%, 12/01/15	1,000	1,174	1.31
Washington Health Care Facs. Auth., Health Care Facs. Ref. Rev. Bonds, Series B, 5.00%, 10/01/14	640	722.81

		3,305	3.69

Wisconsin - 2.06%
State of Wisconsin, G.O. Bonds, 2.00%, 06/15/11	1,000	1,011	1.13
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	833.93

		1,844	2.06

Total bonds & notes (cost: $ 76,506)		77,587	86.69

Short-term securities - 19.56%
Broward County Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, 0.31%, 04/01/381	1,300	1,300	1.45
City of Quincy, Health Care Facs. Imps. Ref. Rev. Bonds, 0.28%, 11/15/291	1,300	1,300	1.45
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Bonds, 0.28%, 02/01/351	600	600.67
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.28%, 09/01/331	940	940	1.05
Dallas Performing Arts Cultural Facs. Corp., Rec. Rev. Ref. Bonds, Series B, 0.27%, 09/01/411	1,000	1,000	1.12
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.27%, 11/01/351	1,000	1,000	1.12
Jacksonville Health Facs. Auth., Health Care Fac. Imps. Rev. Bonds, 0.27%, 08/15/331	300	300.33
Kentucky Econ. Dev. Fin. Auth. Rev., Health Care Facs. Imps. Rev. Ref. Bonds, 0.27%, 08/15/381	900	900	1.00
Kentucky, County of Christian, Lease Public Imps. Rev. Bonds, Series A, 0.27%, 06/01/381	1,500	1,500	1.68
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.30%, 07/01/381	1,350	1,350	1.51
Orange County School Board, Lease Certs. of Part. Ref. Bonds, Series E, 0.30%, 08/01/221	1,500	1,500	1.68
Pennsylvania, Lancaster County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series D, 0.30%, 07/01/341	2,180	2,180	2.44
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	1,000	1,000	1.12
State of Ohio, College & Univ. Rev. Ref. Bonds, 0.29%, 12/01/441	1,900	1,900	2.12
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series C, 0.30%, 02/01/261	735	735.82

Total short-term securities (cost: $ 17,505)		17,505	19.56

Total investment securities (cost: $94,011)		95,092	106.25
Other assets less liabilities		(5,595)	(6.25)

Net assets		$89,497	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg	= Withholding

Capital California Core Municipal Fund
October 31, 2010

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2010, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital California Core Municipal Fund2	Barclays Capital CA 1-10 Yr Inter-Short Muni Index1
4/13/2010	$10,000	$10,000
4/30/2010	10,031	10,097
5/31/2010	10,068	10,142
6/30/2010	10,089	10,172
7/31/2010	10,181	10,311
8/31/2010	10,323	10,461
9/30/2010	10,286	10,417
10/31/2010	10,261	10,408
[end mountain chart]
1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	34.36%
AA/Aa	35.86
A/A2	24.50
BAA/Baa	3.38
Unrated	1.90

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Core Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 80.40%
California - 78.40%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,515.90%
ABAG Fin. Auth. For Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	225.13
ABAG Fin. Auth. For Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	450	465.28
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	636.38
Azusa Redev. Agcy., Loc. or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,232.73
Bay Area Toll Auth., Highway Imps. Toll Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	800	881.52
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 04/01/34	125	131.08
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	300	322.19
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	115.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	568.34
5.00%, 01/01/18	125	150.09
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 02/01/21	550	631.37
5.00%, 11/01/21	525	562.33
5.50%, 04/01/29	300	324.19
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	114.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series T-4, 5.00%, 03/15/14	225	256.15
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	308.18
5.00%, 10/01/22	770	824.49
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	107.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	104.06
5.00%, 11/15/21	1,000	1,053.62
5.375%, 07/01/21	1,500	1,570.93
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	329.19
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,532.91
5.00%, 11/15/20	500	565.34
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	231.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	111.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.06
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	207.12
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	213.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 01/01/28 @ 100) (AMBAC Insured), 5.00%, 07/01/36	200	249.15
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	129.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	104.06
4.50%, 10/01/26	100	103.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113.07
5.00%, 02/01/19	100	111.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,347.80
California Muni. Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.625%, 10/01/23	265	284.17
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 09/01/11 @ 100), 1.625%, 02/01/191	1,390	1,390.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (AGM Insured), 5.25%, 05/01/11	150	154.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (NATL-RE IBC Insured), 5.50%, 05/01/11	225	231.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	540.32
5.375%, 05/01/22	100	108.06
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	535	580.34
5.50%, 05/01/15	875	950.56
5.50%, 05/01/16	125	136.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,559.92
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	232.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,340	1.39
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	118.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	263.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L:
5.00%, 05/01/16	500	581.34
5.00%, 05/01/21	200	231.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	584.35
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	11.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/16	200	239.14
5.00%, 12/01/22	1,010	1,145.68
5.00%, 12/01/23	200	226.13
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series X (NATL-RE FGIC Insured), 5.50%, 12/01/15	100	120.07
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	221.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	218.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	210.12
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,476.88
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,287.76
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,507.89
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	230.14
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	217.13
California State Public Works Board, Public Imps. Lease Rev. Bonds, Subseries A-1, 5.00%, 03/01/14	1,000	1,084.64
California State Univ., College & Univ. Imps. Rev. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,834	1.68
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	102.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	358.21
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,956	1.16
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,259.75
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	520.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Mandatory Put 05/01/11 @ 100), 3.45%, 04/01/351	1,100	1,116.66
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/16	100	108.06
5.00%, 11/01/19	1,000	1,084.64
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	932.55
5.00%, 06/15/13	2,100	2,291	1.36
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	112.07
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	103.06
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	266.16
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,153	1.28
City & County of San Francisco, Certs. of Part., Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	580.34
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	230.14
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	219.13
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	116.07
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,382.82
5.00%, 05/15/16	555	654.39
5.00%, 05/15/20	500	590.35
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,123.67
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,169.69
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124.07
City of Roseville, Energy Res. Auth., Certs. of Part. Lease Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	108.06
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,016.60
4.00%, 09/01/16	1,000	1,028.61
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	293.17
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
3.50%, 10/01/13	1,500	1,621.96
4.00%, 10/01/15	1,000	1,128.67
County of Alameda, Certs. of Part. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	207.12
County of Orange, Port, Airport, & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	230.14
County of San Diego, College & Univ. Imps. Certs. of Part. Lease Rev. Bonds, 4.00%, 07/01/16	490	528.31
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 06/01/11 @ 100) (NATL-RE Insured), 5.25%, 06/01/14	100	103.06
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	111.07
East Bay Regional Park Dist., G.O., Prop. Tax, Ref. Bonds, 5.00%, 09/01/14	100	115.07
Eastern Muni. Water Dist., Water Util. Imps. Solid Waste Mgmt. Certs. of Part. Lease Rev. Bonds, Series H, 5.00%, 07/01/33	100	105.06
Escondido Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 09/01/11	110	112.07
Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Misc. Purposes Rev. Bonds (Pre-refunded with FHMLC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	167.10
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	44.03
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with Aid U.S. Treasury Obligations and U.S. Treasury Strips to 08/01/13 @ 100) (NATL-RE Insured), 5.00%, 08/01/16	210	234.14
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	117.07
5.25%, 11/01/25	100	111.07
Irvine Ranch Water Dist., Water Rev., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 03/01/17	100	119.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 4.25%, 08/01/15	100	113.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	111.07
Los Angeles County Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,650	1,969	1.17
Los Angeles County Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/17	200	238.14
Los Angeles County Public Works Fncg. Auth., Calabasas Landfill, Res. Recovery Imps. Lease Rev. Bonds (AMBAC Insured), 5.00%, 06/01/21	305	312.18
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	216.13
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	1,200	1,362.81
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	272.16
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	586.35
5.25%, 07/01/23	200	235.14
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	234.14
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	111.07
5.00%, 08/01/26	100	110.07
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	200	204.12
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	112.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,268	1.35
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	53.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	226.13
5.00%, 07/01/24	200	219.13
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A, 5.00%, 03/01/17	100	113.07
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 101), 5.25%, 03/01/18	100	103.06
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/11	30	31.02
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/20	200	219.13
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	283.17
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Rev. Bonds, 5.00%, 07/01/20	1,000	1,202.71
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	110.07
5.00%, 07/01/24	925	1,029.61
5.00%, 01/01/27	200	223.13
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	108.06
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	442.26
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	177.11
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	109.06
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 07/01/23	745	821.49
5.50%, 07/01/21	1,000	1,164.69
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	200	233.14
Northern California Power Agcy., Rev. Bonds, Series A, 5.00%, 06/01/16	750	857.51
Oceanside Comm. Dev. Commission, Housing Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.45%, 04/01/311	200	201.12
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	97.06
Rancho Water Dist. Fncg. Auth, Water Rev. Ref. Bonds, Series D (RADIAN Insured), 4.20%, 09/02/17	100	104.06
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	107.06
Sacramento County Water Fin. Auth., Water Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 06/01/11	200	204.12
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	134.08
5.00%, 08/15/17	2,500	2,735	1.62
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	207.12
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	625	634.38
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/18	850	974.58
5.00%, 07/01/20	700	795.47
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	635.38
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,117.66
5.125%, 05/15/29	100	110.06
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.25%, 05/15/25	375	430.25
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	231.14
5.00%, 05/15/22	100	114.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	111.07
4.00%, 08/01/20	100	108.06
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	594.35
5.00%, 07/01/22	800	927.55
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,588	1.54
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	111.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	338.20
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series B (XLCA Insured), 4.00%, 11/01/17	200	220.13
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	1,450	1,674.99
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	953.57
San Francisco City & County Public Util. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A:
3.00%, 11/01/12	100	105.06
5.00%, 11/01/16	1,500	1,784	1.06
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	526.31
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	413.24
San Mateo County Comm. College Dist., Certs. of Part. College & Univ. Imps. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,170.69
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	54.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	454.27
Santa Clara County Fncg. Auth., Multiple Facs. Project, Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	315.19
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	105.06
South Orange County Public Fncg. Auth., Special Tax Ref. Bond, Series A (AMBAC Insured), 5.00%, 08/15/20	1,000	1,031.61
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 07/01/20	1,550	1,815	1.08
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 4.00%, 07/01/21	500	534.32
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	112.07
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds:
5.00%, 10/01/29	300	309.18
5.25%, 10/01/20	100	114.07
State of California, G.O. General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	2,950	3,001	1.78
State of California, G.O. General Fund, Ref. Bonds, 5.00%, 11/01/13	300	333.20
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	105.06
State of California, G.O. Prop. Tax, Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	113.07
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	1,360	1,484.88
State of California, G.O. Public Imps. General Fund, Ref. Notes:
5.00%, 03/01/12	140	148.09
5.00%, 08/01/20	375	414.25
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	118.07
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	200	227.13
State of California, G.O. Public Imps. Prop. Tax Bonds:
4.50%, 02/01/11	200	202.12
5.00%, 04/01/12	300	318.19
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,274	1.35
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,317	1.37
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.00%, 07/01/17	950	1,116.66
5.25%, 07/01/13	125	140.08
5.25%, 07/01/21	1,060	1,230.73
State of California, G.O. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	1,115	1,293.77
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,073	1.23
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	650	661.39
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	1,175	1,339.79
State of California, G.O. School Imps. General Fund, Ref. Bonds, 5.25%, 02/01/14	400	442.26
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	106.06
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	334.20
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, Series C, 3.65%, 11/01/10	30	30.02
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A:
5.00%, 01/01/15	100	113.07
5.00%, 01/01/22	1,000	1,095.65
5.25%, 01/01/24	100	110.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	710.42
3.00%, 01/01/13	1,000	1,044.62
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	145.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	213.13
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE Insured), 4.00%, 05/15/14	200	217.13
Univ. of California, College & Univ. Imps. Rev. Ref. Bonds, Series K, 4.45%, 05/15/25	825	861.51
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	553.33
5.00%, 05/15/20	500	580.34
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	199.12

		132,141	78.40

District of Columbia - 0.58%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	750	860.51
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	117.07

		977.58

Georgia - 0.13%
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	100	108.06
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.07

		218.13

Iowa - 0.07%
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	110.07

		110.07

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	104.06

		104.06

Minnesota - 0.07%
State of Minnesota, G.O. Public Imps. Prop. Tax Bonds, Series H, 5.00%, 11/01/13	100	113.07

		113.07

Puerto Rico - 0.96%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,620.96

		1,620.96

Texas - 0.13%
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111.06
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	114.07

		225.13

Total bonds & notes (cost: $ 132,992)		135,508	80.40

Short-term securities - 18.66%
State of California, California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.35%, 10/01/361	1,230	1,230.73
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 0.28%, 09/01/281	1,440	1,440.86
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series C, 0.24%, 11/01/381	2,000	2,000	1.19
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	2,220	2,220	1.32
State of California, California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series F, 0.25%, 09/01/381	200	200.12
State of California, California Infrastructure & Econ. Dev. Bank, Recreational Facs. Imps. Rev. Bonds, 0.31%, 12/01/361	1,000	1,000.59
State of California, California Infrastructure & Econ. Dev. Bank, Recreational Rev. Ref. Bonds, 0.24%, 04/01/331	4,000	4,000	2.37
State of California, California Pollution Control Fncg. Auth., Energy Res. Industrial Rev. Ref. bonds, 0.26%, 11/01/261	1,200	1,200.71
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.24%, 08/15/361	1,100	1,100.65
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.26%, 08/15/271	2,500	2,500	1.48
State of California, California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.31%, 07/01/341	1,070	1,070.64
State of California, City of Irvine, Special Assessment Public Imps. Bonds, 0.23%, 09/02/251	900	900.53
State of California, City of Irvine, Special Assessment Public Imps. Bonds, Series A, 0.28%, 09/02/311	995	995.59
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.25%, 07/01/231	600	600.36
State of California, G.O. Sales Tax Rev. Bonds, Series C-3, 0.22%, 07/01/231	1,800	1,800	1.07
State of California, G.O. School Imps. Bonds, Series A-1, 0.24%, 05/01/331	3,000	3,000	1.78
State of California, Irvine Ranch Water Dist., G.O. Prop. Tax Water Util. Imps. Bonds, Series B, 0.25%, 10/01/411	1,000	1,000.59
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.26%, 07/01/341	2,900	2,900	1.72
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A-1, 0.29%, 07/01/371	1,295	1,295.77
State of California, Sacramento County Sanitation Dist. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series C, 0.28%, 12/01/381	1,000	1,000.59

Total short-term securities (cost: $ 31,450)		31,450	18.66

Total investment securities (cost: $164,442)		166,958	99.06
Other assets less liabilities		1,584	0.94

Net assets		$168,542	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgate Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
XLCA	= Xl Capital Assurance

Capital California Short-Term Municipal Fund
October 31, 2010

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2010, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital California Short-Term Municipal Fund2	Barclays Capital CA Short Municipal Bond Index1
4/13/2010	$10,000	$10,000
4/30/2010	10,020	10,052
5/31/2010	10,054	10,086
6/30/2010	10,059	10,113
7/31/2010	10,136	10,201
8/31/2010	10,191	10,264
9/30/2010	10,169	10,238
10/31/2010	10,167	10,244
[end mountain chart]

 1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
  2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	37.24%
AA/Aa	43.52
A/A2	17.26
Unrated	1.97

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Short-Term Municipal Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 78.88%
California - 74.17%
ABAG Fin. Auth. For Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$505	1.00%
Azusa Redev. Agcy., Loc. or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	560	1.11
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 02/01/17	100	112.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
3.50%, 03/01/11	105	106.21
5.00%, 10/01/15	500	568	1.12
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/14	100	110.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	323.64
5.00%, 08/15/14	100	111.22
5.00%, 11/15/16	250	285.56
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	223.44
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.22
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	103.20
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	516	1.02
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	414.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	540	1.07
5.875%, 05/01/16	100	109.22
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	271.53
5.50%, 05/01/16	400	434.86
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	300	337.67
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	520	1.03
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Subseries G-4, 5.00%, 05/01/16	1,000	1,162	2.29
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	422.83
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	579	1.14
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 3.00%, 04/01/11	225	227.45
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	438.86
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	115.23
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 3.00%, 07/01/11	200	202.40
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	543	1.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	572	1.13
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	426.84
5.00%, 11/01/15	300	333.66
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	256.50
5.00%, 06/15/13	1,020	1,113	2.20
City & County of San Francisco, Certs. of Part., Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	576	1.14
5.00%, 10/01/16	500	580	1.14
City & County of San Francisco, G.O., Health Care Facs. Imps. Tax Bonds, Series A, 5.00%, 06/15/11	125	129.25
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	371.73
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/13	160	177.35
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/16	445	524	1.03
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	160.32
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
2.00%, 10/01/11	400	406.80
3.50%, 10/01/13	500	540	1.07
Golden State Tobacco Securitization Corp., Misc. Purpose, Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	875	1,011	2.00
Imperial Irrigation Dist., Energy Res. Auth. Ref. Rev. Bonds, 5.00%, 11/01/13	125	140.28
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	220.43
Los Angeles County, Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/11	375	387.76
Los Angeles County, Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series E, 4.00%, 07/01/11	200	205.40
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	752	1.48
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	221.44
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 07/01/14	200	214.42
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	223.44
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	104.20
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	300	307.61
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	250	279.55
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	565	1.11
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series KY, 5.00%, 07/01/16	500	582	1.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	114.23
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	111.22
4.00%, 07/01/16	200	227.45
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	400	440.87
Northern California Power Agcy., Rev. Bonds, Series A:
3.00%, 06/01/13	200	208.41
4.00%, 07/01/11	125	128.25
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	548	1.08
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	288.57
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	437.86
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	114.23
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref., Subseries A:
5.00%, 07/01/16	250	287.57
5.00%, 07/01/17	300	345.68
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	567	1.12
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.00%, 05/15/12	200	210.41
4.50%, 05/15/14	500	558	1.10
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	347.68
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	132.26
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	562	1.11
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	109.21
5.00%, 11/01/13	400	451.89
San Francisco City & County Public Utils. Commission, Water Util. Imps. Ref. Rev. Bonds, Series D, 5.00%, 11/01/15	400	469.92
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	115.23
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	316.62
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	106.21
4.00%, 07/15/13	125	135.27
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	250.49
5.00%, 07/01/16	200	235.46
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	168.33
5.00%, 07/01/17	775	915	1.81
State of California, G.O. General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	975	992	1.96
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 06/01/15	200	227.45
State of California, G.O. Prop. Tax, Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	226.45
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	700	764	1.51
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	250	284.56
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	106.21
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	682	1.35
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	801	1.58
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	108.21
5.25%, 07/01/13	225	251.50
State of California, G.O. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	290.57
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	570	1.12
State of California, G.O. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	576	1.14
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	350	356.70
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	600	684	1.35
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 01/01/15	100	113.22
Univ. of California, College & Univ. Rev. Ref., Series E, 5.00%, 05/15/16	200	232.46
West Basin Municipal Water Dist., Certs. of Part. Water Rev. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	107.21

		37,578	74.17

Florida - 2.60%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	107.21
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 07/01/16	1,100	1,212	2.39

		1,319	2.60

Georgia - 0.22%
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	110.22

		110.22

Mississippi - 1.11%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Ref. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	500	563	1.11

		563	1.11

Puerto Rico - 0.78%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	350	395.78

		395.78

Total bonds & notes (cost: $ 39,532)		39,965	78.88

Short-term securities - 19.82%
State of California, California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.35%, 10/01/261	300	300.59
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 0.28%, 09/01/281	575	575	1.14
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.26%, 11/01/261	300	300.59
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.23%, 12/01/161	700	700	1.38
State of California, California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series F, 0.25%, 09/01/381	1,000	1,000	1.97
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds (NATL-RE Insured), 0.35%, 06/01/341	1,300	1,300	2.57
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.31%, 12/01/361	500	500.99
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.24%, 04/01/331	600	600	1.19
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.26%, 08/15/271	600	600	1.18
State of California, G.O. Sales Tax Rev. Bonds, Series C-4, 0.25%, 07/01/231	800	800	1.58
State of California, G.O. School Imps. Bonds, Series A-1, 0.24%, 05/01/331	1,000	1,000	1.97
State of California, Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.31%, 12/01/311	1,000	1,000	1.97
State of California, Irvine Ranch Water Dist., Water Util. Imps. Rev. Bonds, 0.28%, 04/01/331	500	500.99
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.26%, 07/01/341	300	300.59
State of California, Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.24%, 08/15/361	565	565	1.12

Total short-term securities (cost: $ 10,040)		10,040	19.82

Total investment securities (cost: $49,572)		50,005	98.70
Other assets less liabilities		660	1.30

Net assets		$50,665	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Capital California Short-Term Municipal Fund
Schedule of Investments October 31, 2010

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
October 31, 2010

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2010, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Core Bond Fund2	Barclays Capital U.S. Government/Credit 1-10 years ex. BBB Index1
4/13/2010	$10,000	$10,000
4/30/2010	10,044	10,060
5/31/2010	10,147	10,146
6/30/2010	10,282	10,283
7/31/2010	10,378	10,385
8/31/2010	10,486	10,504
9/30/2010	10,504	10,545
10/31/2010	10,552	10,597
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	78.30%
AA/Aa	6.91
A/A2	10.25
BAA/Baa	4.55
Unrated	0

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Bond Fund
Schedule of Investments October 31, 2010
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 94.91%
U.S. government & government agency bonds & notes - 45.83%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,062.90%
1.00%, 09/23/13	2,500	2,528	1.10
2.375%, 07/28/15	2,435	2,554	1.11
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,049	1.76
1.75%, 08/22/12	835	856.37
Freddie Mac, 4.75%, 01/19/16	2,000	2,326	1.01
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,477	1,599.70
2.375%, 01/15/17	357	410.18
U.S. Treasury Note:
1.125%, 12/15/11	1,960	1,979.86
3.625%, 05/15/13	2,750	2,979	1.29
3.125%, 09/30/13	3,000	3,230	1.40
2.375%, 09/30/14	10,000	10,605	4.61
2.375%, 10/31/14	455	482.21
4.00%, 02/15/15	5,000	5,641	2.45
2.625%, 02/29/16	5,000	5,340	2.32
5.125%, 05/15/16	5,300	6,365	2.77
7.25%, 05/15/16	690	907.39
4.625%, 02/15/17	4,000	4,711	2.05
4.50%, 05/15/17	14,475	16,928	7.35
8.75%, 05/15/17	6,590	9,458	4.11
1.875%, 08/31/17	5,515	5,523	2.40
3.875%, 05/15/18	1,000	1,127.49
4.00%, 08/15/18	4,000	4,542	1.97
8.125%, 08/15/19	4,130	6,017	2.61
3.625%, 02/15/20	2,995	3,270	1.42

Total U.S. government & government agency bonds & notes		105,488	45.83

Mortgage-backed obligations - 23.30%
Federal agency mortgage-backed obligations - 20.48%
Fannie Mae:
4.50%, 07/01/19	509	543.24
4.50%, 03/01/20	1,861	1,986.86
4.00%, 05/01/20	1,819	1,926.84
4.00%, 02/01/24	2,000	2,097.91
4.00%, 03/01/24	167	175.08
4.00%, 05/01/24	49	51.02
4.00%, 06/01/24	229	241.11
4.50%, 03/01/25	2,060	2,183.95
4.00%, 04/01/25	4,567	4,797	2.08
3.50%, 11/01/25	11,720	12,132	5.27
5.50%, 04/25/37	196	218.09
6.00%, 08/01/37	240	261.11
5.50%, 09/01/38	6,963	7,482	3.25
6.50%, 10/01/38	3,793	4,189	1.82
Freddie Mac, 6.00%, 02/15/37	175	193.08
Freddie Mac Gold, 6.00%, 12/01/39	73	79.03
Ginnie Mae:
3.50%, 09/15/25	2,677	2,792	1.21
4.50%, 10/20/39	1,900	2,022.88
4.50%, 01/20/40	313	333.15
4.00%, 11/01/40	3,310	3,441	1.50

		47,141	20.48

Commercial mortgage-backed securities - 2.82%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,330	1,450.63
5.54%, 09/11/41	250	274.12
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.222%, 07/15/441	1,035	1,142.50
5.617%, 10/15/48	500	542.23
JP Morgan Chase Commercial Mortgage Securities Corp., 5.8721%, 04/15/451	500	555.24
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,153.50
5.269%, 12/15/441	1,250	1,378.60

		6,494	2.82

Total mortgage-backed obligations		53,635	23.30

Corporate bonds & notes - 22.72%
Banks - 4.70%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,285.99
Bank Of America Corp.:
6.50%, 08/01/16	410	458.20
5.625%, 07/01/20	250	260.11
Barclays Bank PLC, 2.50%, 01/23/13	560	576.25
BNP Paribas, 0.6897%, 04/08/131	685	683.30
Citigroup, Inc., 6.00%, 12/13/13	520	576.25
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	318.14
JP Morgan Chase & Co.:
3.40%, 06/24/15	915	958.42
4.25%, 10/15/20	250	252.11
Morgan Stanley, 2.25%, 03/13/12	1,110	1,138.49
Northern Trust Corp., 4.625%, 05/01/14	300	335.15
Sovereign Bank, 8.75%, 05/30/18	300	353.15
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	523.23
6.15%, 04/01/18	505	566.25
The Royal Bank of Scotland PLC, 3.95%, 09/21/15	845	872.38
Wells Fargo & Co., 0.4884%, 10/28/151	250	237.10
Wells Fargo & Co., Series I, 3.75%, 10/01/14	390	418.18

		10,808	4.70

Electric - 2.04%
Alabama Power Co., 4.85%, 12/15/12	55	59.03
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	265.12
Carolina Power & Light Co., 6.50%, 07/15/12	520	569.25
Cleveland Electric Illuminating Co., 8.875%, 11/15/18	40	53.02
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	300	329.14
Consumers Energy Co., 5.65%, 09/15/18	355	410.18
Duke Energy Indiana, Inc., 3.75%, 07/15/20	300	310.13
Duke Energy Ohio, Inc., 2.10%, 06/15/13	710	731.32
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	348.15
National Grid PLC, 6.30%, 08/01/16	35	42.02
Pacificorp, 5.65%, 07/15/18	735	874.38
Virginia Electric And Power Co., 5.40%, 04/30/18	601	699.30

		4,689	2.04

Diversified financial services - 1.74%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,286.99
General Electric Capital Corp., 2.20%, 06/08/12	750	772.34
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	602.26
Paribas, 6.95%, 07/22/13	300	340.15

		4,000	1.74

Media - 1.72%
Comcast Corp., 5.30%, 01/15/14	405	453.20
NBC Universal, Inc., Series 144A, 5.15%, 04/30/202	350	380.16
News America, Inc., 5.30%, 12/15/14	760	867.38
Time Warner Cable, Inc., 3.50%, 02/01/15	820	867.38
Time Warner, Inc., 5.875%, 11/15/16	300	352.15
Walt Disney Co.:
4.50%, 12/15/13	615	684.30
5.50%, 03/15/19	300	357.15

		3,960	1.72

Retail - 1.67%
CVS Caremark Corp., 6.60%, 03/15/19	300	365.16
Home Depot, Inc., 3.95%, 09/15/20	300	308.13
Lowe's Cos., Inc.:
5.00%, 10/15/15	610	705.31
4.625%, 04/15/20	350	388.17
McDonald's Corp., 4.30%, 03/01/13	525	569.25
Target Corp., 6.00%, 01/15/18	350	423.18
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	718.31
5.80%, 02/15/18	300	359.16

		3,835	1.67

Oil & gas - 1.60%
Apache Corp., 6.25%, 04/15/12	525	566.25
Chevron Corp., 3.95%, 03/03/14	545	598.26
Devon Energy Corp.:
5.625%, 01/15/14	300	339.15
6.30%, 01/15/19	315	385.17
Shell International Finance BV:
4.00%, 03/21/14	350	382.16
3.10%, 06/28/15	600	637.28
Statoil ASA:
2.90%, 10/15/14	435	461.20
3.125%, 08/17/17	300	309.13

		3,677	1.60

Pharmaceuticals - 1.50%
Abbott Laboratories, 4.125%, 05/27/20	300	324.14
AstraZeneca PLC, 5.90%, 09/15/17	355	426.18
Medco Health Solutions, Inc., 2.75%, 09/15/15	415	426.19
Novartis Capital Corp.:
4.125%, 02/10/14	380	416.18
2.90%, 04/24/15	545	578.25
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	345.15
Pfizer, Inc.:
4.45%, 03/15/12	540	568.25
6.20%, 03/15/19	300	369.16

		3,452	1.50

Telecommunications - 1.49%
AT&T, Inc.:
5.875%, 02/01/12	535	568.25
4.95%, 01/15/13	300	326.14
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	568.25
Cisco Systems, Inc., 2.90%, 11/17/14	810	863.37
France Telecom SA, 4.375%, 07/08/14	300	332.14
Vodafone Group PLC:
5.00%, 09/15/15	300	340.15
5.625%, 02/27/17	375	434.19

		3,431	1.49

Beverages - 1.36%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	300	326.14
Coca-Cola Co.:
3.625%, 03/15/14	360	389.17
4.875%, 03/15/19	350	400.17
Diageo Capital PLC:
7.375%, 01/15/14	300	356.16
5.75%, 10/23/17	300	355.15
Pepsi Co., Inc., 0.875%, 10/25/13	1,295	1,299.57

		3,125	1.36

Aerospace/defense - 1.06%
Northrop Grumman Systems Corp., 7.75%, 03/01/16	305	387.17
Raytheon Co.:
5.375%, 04/01/13	300	333.14
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	571.25
4.40%, 02/15/20	15	16.01
United Technologies Corp.:
4.875%, 05/01/15	695	799.35
4.50%, 04/15/20	300	334.14

		2,446	1.06

REITS - 0.85%
ERP Operating LP, 5.25%, 09/15/14	300	335.14
ProLogis, 7.625%, 08/15/14	780	893.39
Simon Property Group LP:
4.20%, 02/01/15	300	325.14
5.25%, 12/01/16	365	411.18

		1,964.85

Pipelines - 0.64%
Enbridge Inc., 5.60%, 04/01/17	50	57.02
Kinder Morgan Energy Partners LP:
5.125%, 11/15/14	265	296.13
5.625%, 02/15/15	250	282.12
9.00%, 02/01/19	250	327.14
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	204.09
Williams Partners LP, 3.80%, 02/15/15	300	318.14

		1,484.64

Healthcare-services - 0.49%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	120.05
UnitedHealth Group, Inc., 3.875%, 10/15/20	300	300.13
WellPoint, Inc.:
7.00%, 02/15/19	330	402.17
4.35%, 08/15/20	300	310.14

		1,132.49

Transportation - 0.45%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	686.30
3.60%, 09/01/20	300	302.13
Canadian National Railway Co., 5.55%, 05/15/18	50	59.02

		1,047.45

Food - 0.45%
The Kroger Co.:
7.50%, 01/15/14	580	687.30
6.40%, 08/15/17	300	356.15

		1,043.45

Insurance - 0.32%
Berkshire Hathaway, Inc., 0.8344%, 02/11/131	730	734.32

		734.32

Biotechnology - 0.30%
Biogen Idec, Inc., 6.00%, 03/01/13	625	685.30

		685.30

Computers - 0.20%
Electronic Data Systems LLC, Series B, 6.00%, 08/01/13	45	51.02
International Business Machines Corp., 5.70%, 09/14/17	350	419.18

		470.20

Miscellaneous manufacturing - 0.14%
Honeywell International, Inc., 3.875%, 02/15/14	300	327.14

		327.14

Total corporate bonds & notes		52,309	22.72

Municipals - 1.62%
California State Department of Water Resources, Energy Res. Auth. Ref. Rev. Bonds, Series M, 5.00%, 05/01/14	500	563.25
Chicago Public Building Commission, Spl. O. Ref. Bonds, 7.125%, 01/01/11	300	303.13
Florida Hurricane Catastrophe Fund Finance Corp., Misc. Rev. Bonds, Series A, 5.00%, 07/01/16	650	716.31
State of California, G.O. School Imps. Property Tax Bonds, 5.75%, 03/01/17	400	439.19
State of Illinois, G.O. School Imps. Misc. Rev. Bonds:
4.422%, 04/01/15	300	314.14
5.947%, 04/01/22	835	859.37
University of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	529.23

Total municipals		3,723	1.62

Government & government agency bonds & notes outside the U.S. - 0.88%
Canadian National Railway Co., 4.95%, 01/15/14	670	749.33
European Investment Bank, 3.125%, 06/04/14	1,180	1,273.55

Total government & government agency bonds & notes outside the U.S.		2,022.88

Asset-backed obligations - 0.56%
AEP Texas Central Transition Funding LLC, 5.09%, 07/01/17	75	85.04
Americredit Automobile Receivables Trust, 5.56%, 06/06/14	152	160.07
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	955	966.42
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	78	80.03

Total asset-backed obligations		1,291.56

Total bonds & notes (cost: $ 212,577)		218,468	94.91

Short-term securities - 11.16%
Bank of America Corp., 0.223%, 11/01/10	6,100	6,100	2.65
Deutsche Bank Funding LLC:
0.22%, 11/03/10	4,800	4,800	2.08
0.203%, 11/05/10	1,600	1,600.69
Hewlett Packard Co.:
0.193%, 11/08/10	4,800	4,800	2.08
0.22%, 11/15/10	2,200	2,200.96
Straight A Funding LLC, 0.30%, 11/18/10	4,300	4,299	1.87
Wal-Mart Stores, Inc., 0.22%, 11/08/10	1,900	1,900.83

Total short-term securities (cost: $ 25,699)		25,699	11.16

Total investment securities (cost: $238,276)		244,167	106.07
Other assets less liabilities		(13,982)	(6.07)

Net assets		$230,185	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2010.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2010, the aggregate market value of these securities amounted to $698,525, representing 0.30% of net assets of which $698,525 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity precedures approved by the Board of Trustees.

Key to abbreviations
Auth.	= Authority
G.O.	= General Obligation
Imps.	= Improvements
Misc.	= Miscellaneous
REITS	= Real Estate Investment Trust
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
Spl. O.	= Special Obligation
Univ.	= University

Capital Private Client Services Funds
Statements of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $256,199 and $76,506, respectively)	$261,366	$77,587
Short-term investments, at value (cost: $8,750 and $17,505, respectively)	8,750	17,505
Cash	67	122
Receivables for:
Sales of investments	–	–
Interest receivable	3,280	905
Receivable from investment adviser	45	34
Total assets	273,508	96,153

Liabilities:
Payables for:
Purchases of investments	4,572	1,027
Repurchases of fund's shares	10	5,532
Investment advisory services	157	55
Other accrued expenses	67	42
Total liabilities	4,806	6,656
Net assets at October 31, 2010:	$268,702	$89,497

Net assets consist of:
Capital paid in on shares of beneficial interest	$262,960	$88,317
Accumulated undistributed net investment income	–	–
Accumulated net realized gain	575	99
Net unrealized appreciation	5,167	1,081
Net assets at October 31, 2010	$268,702	$89,497

Shares outstanding:	26,153	8,799

Net asset value per share:	$10.27	$10.17

Capital Private Client Services Funds
Statements of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $132,992 and $39,532, respectively)	$135,508	$39,965
Short-term investments, at value (cost: $31,450 and $10,040, respectively)	31,450	10,040
Cash	5	182
Receivables for:
Sales of investments	–	–
Interest receivable	1,730	511
Receivable from investment adviser	38	31
Total assets	168,731	50,729

Liabilities:
Payables for:
Purchases of investments	–	–
Repurchases of fund's shares	38	–
Investment advisory services	99	29
Other accrued expenses	52	35
Total liabilities	189	64
Net assets at October 31, 2010:	$168,542	$50,665

Net assets consist of:
Capital paid in on shares of beneficial interest	$166,025	$50,241
Accumulated undistributed net investment income	–	–
Accumulated net realized gain (loss)	1	(9
Net unrealized appreciation	2,516	433
Net assets at October 31, 2010	$168,542	$50,665

Shares outstanding:	16,534	4,999

Net asset value per share:	$10.19	$10.13

1 Amount rounds to less than $1,000.

Capital Private Client Services Funds
Statement of assets and liabilities
at October 31, 2010	(dollars and shares in thousands) (except per share amounts)

Capital Core Bond Fund

Assets:
Investment securities, at value (cost: $212,577)	$218,468
Short-term investments, at value (cost: $25,699)	25,699
Cash	1,689
Receivables for:
Sales of investments	3,315
Interest receivable	1,894
Receivable from investment adviser	43
Total assets	251,108

Liabilities:
Payables for:
Purchases of investments	20,705
Repurchases of fund's shares	21
Investment advisory services	135
Other accrued expenses	62
Total liabilities	20,923
Net assets at October 31, 2010:	$230,185

Net assets consist of:
Capital paid in on shares of beneficial interest	$221,347
Accumulated undistributed net investment income	–
Accumulated net realized gain	2,947
Net unrealized appreciation	5,891
Net assets at October 31, 2010	$230,185

Shares outstanding:	22,021

Net asset value per share:	$10.45

Capital Private Client Services Funds
Statements of operations
for the period ended October 31, 20101	(dollars in thousands)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Investment income:
Income:
Interest	$2,752	$554

Fees and expenses:
Investment advisory services	436	144
Administrative and accounting services	39	13
Registration fees	38	14
Auditing	16	16
Transfer agent services	6	6
Trustees' compensation	5	5
Other	4	2
Total fees and expenses	544	200
Reimbursement of fees	(45)	(35)
Net fees and expenses	499	165
Net investment income	2,253	389

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments	576	100
Net unrealized appreciation on investments	5,167	1,081
Net realized gain and unrealized appreciation on investments	5,743	1,181
Net increase in net assets resulting from operations	$7,996	$1,570

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of operations
for the period ended October 31, 20101	(dollars in thousands)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Investment income:
Income:
Interest	$1,406	$249

Fees and expenses:
Investment advisory services	272	73
Administrative and accounting services	24	6
Registration fees	23	7
Auditing	16	16
Transfer agent services	6	5
Trustees' compensation	5	5
Other	2	3
Total fees and expenses	348	115
Reimbursement of fees	(38)	(31)
Net fees and expenses	310	84
Net investment income	1,096	165

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain (loss) on investments	3	(9)
Net unrealized appreciation on investments	2,516	433
Net realized gain and unrealized appreciation on investments	2,519	424
Net increase in net assets resulting from operations	$3,615	$589

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statement of operations
for the period ended October 31, 20101	(dollars in thousands)

Capital Core Bond Fund

Investment income:
Income:
Interest	$2,330

Fees and expenses:
Investment advisory services	398
Administrative and accounting services	36
Registration fees	34
Auditing	16
Transfer agent services	6
Trustees' compensation	5
Other	3
Total fees and expenses	498
Reimbursement of fees	(43)
Net fees and expenses	455
Net investment income	1,875

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments	3,178
Net unrealized appreciation on investments	5,891
Net realized gain and unrealized appreciation on investments	9,069
Net increase in net assets resulting from operations	$10,944

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Operations:
Net investment income	$2,253	$389
Net realized gain on investments	576	100
Net unrealized appreciation on investments	5,167	1,081
Net increase in net assets resulting from operations	7,996	1,570

Dividends and distributions to shareholders:
Dividends from net investment income	(2,253	(389)
Distributions from capital gain	(1	(1)
Total dividends and distributions	(2,254	(390)

Net capital share transactions	262,960	88,317

Total increase in net assets	268,702	89,497

Net assets:
Beginning of period	–	–
End of period (including undistributed net investment income: $– and $–, respectively)	$268,702	$89,497

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Operations:
Net investment income	$1,096	$165
Net realized gain (loss) on investments	3	(9)
Net unrealized appreciation on investments	2,516	433
Net increase in net assets resulting from operations	3,615	589

Dividends and distributions to shareholders:
Dividends from net investments income	(1,096	(165)
Distributions from capital gain	(2	–
Total dividends and distributions	(1,098	(165)

Net capital share transactions	166,025	50,241

Total increase in net assets	168,542	50,665

Net assets:
Beginning of period	–	–
End of period (including undistributed net investment income: $– and $– 2, respectively)	$168,542	$50,665

1 The Fund commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

Capital Private Client Services Funds
Statement of changes in net assets
for the period ended October 31, 20101	(dollars in thousands)

Capital Core Bond Fund

Operations:
Net investment income	$1,875
Net realized gain on investments	3,178
Net unrealized appreciation on investments	5,891
Net increase in net assets resulting from operations	10,944

Dividends and distributions to shareholders:
Dividends from net investment income	(1,875)
Distributions from capital gain	(231)
Total dividends and distributions	(2,106)

Net capital share transactions	221,347

Total increase in net assets	230,185

Net assets:
Beginning of period	–
End of period (including undistributed net investment income: $–)	$230,185

1 The Fund commenced operations on April 13, 2010.

Capital Private Client Services Funds
Notes to financial statements

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five different funds; Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund (each a “Fund,” collectively the “Funds”). On March 26, 2010, each Fund in the Trust obtained its initial capitalization of $100,000 from the sale of shares of beneficial interest to Capital Group International, Inc., the parent company of the Funds’ investment adviser. Operations commenced on April 13, 2010, upon the initial purchase of investment securities. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly after the determination of each Fund’s net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

3.   Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2010 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$261,366	$–	$261,366
Short-term investments	–	8,750	–	8,750
Total investments	$–	$270,116	$–	$270,116

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$77,587	$–	$77,587
Short-term investments	–	17,505	–	17,505
Total investments	$–	$95,092	$–	$95,092

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$135,508	$–	$135,508
Short-term investments	–	31,450	–	31,450
Total investments	$–	$166,958	$–	$166,958

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$39,965	$–	$39,965
Short-term investments	–	10,040	–	10,040
Total investments	$–	$50,005	$–	$50,005

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$105,488	$–	$105,488
Mortgage-backed obligations	–	53,635	–	53,635
Corporate bonds & notes	–	52,309	–	52,309
Municipals	–	3,723	–	3,723
Government agency bonds & notes outside the U.S.	–	2,022	–	2,022
Asset-backed obligations	–	1,291	–	1,291
Short-term investments	–	25,699	–	25,699
Total investments	$–	$244,167	$–	$244,167

At October 31, 2010, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the period ended October 31, 2010.

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the Fund to experience a loss and may affect its share price.

Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California than comparable municipal bond mutual funds that do not concentrate in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

The following additional risk factors are applicable to Capital Core Bond Fund:

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The Fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the Fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended October 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; pay downs on fixed income securities; income on certain investments; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the period ended October 31, 2010 were as follows (dollars in thousands):

	Tax-exempt income	Ordinary income
Capital Core Municipal Fund	$2,249	$5
Capital Short-Term Municipal Fund	387	3
Capital California Core Municipal Fund	1,095	3
Capital California Short-Term Municipal Fund	164	1
Capital Core Bond Fund	–	2,106

At October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Undistributed ordinary income		Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$576		$–	$5,167	$5,743
Capital Short-Term Municipal Fund	100		–	1,080	1,180
Capital California Core Municipal Fund	1		–	2,516	2,517
Capital California Short-Term Municipal Fund	–	1	(9)	433	424
Capital Core Bond Fund	2,947		–	5,891	8,838
1 Amount rounds to less than $1,000.

During the period ended October 31, 2010, the Funds did not utilize capital loss carryovers.

Capital loss carryovers available to the Funds at October 31, 2010 were as follows (dollars in thousands):

Expiring 2018
Capital Core Municipal Fund	$–
Capital Short-Term Municipal Fund	–
Capital California Core Municipal Fund	–
Capital California Short-Term Municipal Fund	9
Capital Core Bond Fund	–

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at October 31, 2010 were as follows (dollars in thousands) :

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Core Municipal Fund	$264,949	$5,298	$(131)	$5,167
Capital Short-Term Municipal Fund	94,011	1,108	(27)	1,081
Capital California Core Municipal Fund	164,442	2,660	(144)	2,516
Capital California Short-Term Municipal Fund	49,572	457	(24)	433
Capital Core Bond Fund	238,276	5,929	(38)	5,891

6.   Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 11, 2011, to limit the Funds’ total annual fund operating expenses to the following rates:

Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services –The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fund is 0.35% of the average daily net assets of the Fund.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Capital Core Municipal Fund*	$278,391	27,671	$1,156	113	$(16,587)	(1,631)	$262,960	26,153
Capital Short-Term Municipal Fund*	101,792	10,126	346	34	(13,821)	(1,361)	88,317	8,799
Capital California Core Municipal Fund*	172,980	17,220	518	51	(7,473)	(737)	166,025	16,534
Capital California Short-Term Municipal Fund*	57,503	5,716	128	13	(7,390)	(730)	50,241	4,999
Capital Core Bond Fund*	246,958	24,519	1,457	141	(27,068)	(2,639)	221,347	22,021

*Commencement of operations was 4/13/10.

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended October 31, 2010 as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Investments	U.S. Government Agency Obligations	Investments	U.S. Government Agency Obligations
Capital Core Municipal Fund	$229,109	$–	$46,892	$–
Capital Short-Term Municipal Fund	89,613	–	18,225	–
Capital California Core Municipal Fund	107,585	–	12,208	–
Capital California Short-Term Municipal Fund	33,540	–	9,004	–
Capital Core Bond Fund	68,539	356,305	14,373	207,815

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.10		0.05
	Net realized and unrealized gains on securities	0.26		0.17
	Total from investment operations	0.36		0.22

Dividends and distributions:
	Dividends from net investment income2	(0.09)		(0.05)
	Distributions from capital gain2	–	5	–	5
	Total dividends and distributions	(0.09)		(0.05)

Net asset value, end of period		$10.27		$10.17

Total Return3		3.63%		2.17%

Net assets, end of period (in millions)		$269		$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.43%		0.48%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.81%		0.95%

	Portfolio turnover rate	25%		36%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.08		0.04
	Net realized and unrealized gains on securities	0.18		0.13
	Total from investment operations	0.26		0.17

Dividends and distributions:
	Dividends from net investment income2	(0.07)		(0.04)
	Distributions from capital gain2	–	5	–
	Total dividends and distributions	(0.07)		(0.04)

Net asset value, end of period		$10.19		$10.13

Total Return3		2.61%		1.67%

Net assets, end of period (in millions)		$169		$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.45%		0.55%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.41%		0.79%

	Portfolio turnover rate	13%		35%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Capital Private Client Services Funds
Financial highlights
for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Bond Fund

Selected per share data:

Net asset value, beginning of period		$10.00

Income from investment operations:
	Net investment income2	0.09
	Net realized and unrealized gains on securities	0.46
	Total from investment operations	0.55

Dividends and distributions:
	Dividends from net investment income2	(0.09)
	Distributions from capital gain2	(0.01)
	Total dividends and distributions	(0.10)

Net asset value, end of period		$10.45

Total Return3		5.52%

Net assets, end of period (in millions)		$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.44%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%
	Ratio of net investment income to average net assets3,4	1.65%

	Portfolio turnover rate	123%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.

Capital Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Capital Private Client Services Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Capital Private Client Service Funds (the "Trust”) comprising the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund as of October 31, 2010, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period April 13, 2010 (commencement of operations) to October 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the Capital Private Client Service Funds as of October 31, 2010, the results of their operations, changes in their net assets, and the financial highlights for the period April 13, 2010 (commencement of operations) to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 23, 2010

Capital Private Client Services Funds
Tax Information (unaudited)

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.  The Funds hereby designate the following amounts for the Funds’ fiscal year ended October 31, 2010:

Exempt Interest Dividends
Capital Core Municipal Fund	99.79%
Capital Short-Term Municipal Fund	99.30%
Capital California Core Municipal Fund	99.68%
Capital California Short-Term Municipal Fund	98.99%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their tax advisers.

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 through October 31, 2010).

Actual expenses:
The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2010	Ending account value 10/31/2010	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$1,000.00	$1,032.00	$2.05	.40%
assumed 5% return	1,000.00	1,023.19	2.04	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,019.60	2.04	.40%
assumed 5% return	1,000.00	1,023.19	2.04	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,022.80	2.04	.40%
assumed 5% return	1,000.00	1,023.19	2.04	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,014.60	2.03	.40%
assumed 5% return	1,000.00	1,023.19	2.04	.40%
Capital Core Bond Fund actual return	1,000.00	1,050.50	2.07	.40%
assumed 5% return	1,000.00	1,023.19	2.04	.40%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Capital Private Client Services Funds
Trustees and other officers

“Independent” Trustees1

Name and age	Year first elected a trustee of the fund1	Principal occupation(s) during past five years	Number of Portfolios in fund complex overseen by trustee	Other directorships2 held by trustee
Ambassador Richard G. Capen, Jr., 76	2009	Corporate director and author; former U.S. Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald	5	Carnival Corporation
H. Frederick Christie, 77	2009	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	5	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company
Martin Fenton, 75	2009	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	5	40 American Funds portfolios
Richard G. Newman, 76	2009	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)	5	Sempra Energy; SouthWest Water Company

“Interested” Trustees3

Name, age and position with fund	Year first elected a trustee or officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships2 held by trustee
Paul F. Roye, 57 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company; Director, American Funds Service Company*; former Director, Division of Investment Management, United States Securities and Exchange Commission	5	None

Other Officers

Name, age and position with fund	Year first elected an officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the Trust
John B. Emerson, 56 President	2010
Senior Vice President and Director – Capital Guardian Trust Company; Chairman of the Board and President, Capital Guardian Trust Company, a Nevada Corporation4; President – Capital Group Private Client Services, Capital Guardian Trust Company

Shelby Notkin, 69 Senior Vice President	2010	Chairman of the Board – Capital Group Private Client Services, Capital Guardian Trust Company; Senior Vice President, Capital Guardian Trust Company
John R. Queen, 45 Senior Vice President	2009	Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company
Timothy W. McHale, 32 Vice President	2009	Counsel – Fund Business Management Group, Capital Research and Management Company4
Kevin M. Saks, 38 Treasurer	2009	Vice President – Capital Group Private Client Services, Capital Guardian Trust Company
Courtney R. Taylor, 35 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company4

1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Capital Private Client Services Funds or other funds managed by Capital Guardian Trust Company) that are held by each trustee as a trustee of a public company or a registered investment company.

3 ”Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

4 Company affiliated with Capital Guardian Trust Company.

Capital Private Client Services Funds

Offices of the funds and of the investment adviser Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406
Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 866-421-2166 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 866-421-2166. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 866-421-2166.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 866-421-2166.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	None
2010	$59,000

b) Audit-Related Fees:
2009	None
2010	None

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	None
2010	16,750
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	3,250
The other fees consist of the review of the N1A annual update.

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
Not Applicable

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: January 7, 2011

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: January 7, 2011